Summary of significant accounting policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2022
Driver lists
Summary of significant accounting policies
Estimated Useful Lives of the Assets	5 years
Customer lists
Summary of significant accounting policies
Estimated Useful Lives of the Assets	5 years
Online payment license
Summary of significant accounting policies
Period to apply online payment license renewal	5 years
Maximum | Noncompete agreements
Summary of significant accounting policies
Estimated Useful Lives of the Assets	7 years
Maximum | Trademark, patents and others
Summary of significant accounting policies
Estimated Useful Lives of the Assets	20 years
Maximum | Software
Summary of significant accounting policies
Estimated Useful Lives of the Assets	5 years
Minimum | Noncompete agreements
Summary of significant accounting policies
Estimated Useful Lives of the Assets	6 years
Minimum | Trademark, patents and others
Summary of significant accounting policies
Estimated Useful Lives of the Assets	3 years
Minimum | Software
Summary of significant accounting policies
Estimated Useful Lives of the Assets	3 years